Investments (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Fair value of securities in a continuous unrealized loss position
Total Fair Value	$ 5,827
Unrealized losses on securities in a continuous unrealized loss position
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	28.00%	24.00%
Number of individual securities comprising total gross unrealized losses	16	26
Maximum
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	3.00%	12.00%
Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Total Fair Value	547
Unrealized losses on securities in a continuous unrealized loss position
Number of individual securities comprising total gross unrealized losses	1
Fixed maturity securities
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	5,273
Fair value of securities in a continuous unrealized loss position, 12 months or more	554
Total Fair Value	5,827
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(38)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(2)
Unrealized losses on securities in a continuous unrealized loss position	(40)
Fixed maturity securities | Residential mortgage-backed
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	547
Fair value of securities in a continuous unrealized loss position, 12 months or more	0
Total Fair Value	547
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(1)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0
Unrealized losses on securities in a continuous unrealized loss position	(1)
Fixed maturity securities | Corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	4,726	2,909
Fair value of securities in a continuous unrealized loss position, 12 months or more	554	419
Total Fair Value	5,280	3,328
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(37)	(62)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(2)	(128)
Unrealized losses on securities in a continuous unrealized loss position	(39)	(190)
Equity securities | Non-redeemable preferred stocks
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	394	841
Fair value of securities in a continuous unrealized loss position, 12 months or more	472	1,083
Total Fair Value	866	1,924
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	(3)	(89)
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	(102)	(345)
Unrealized losses on securities in a continuous unrealized loss position	$ (105)	(434)